Vanguard California Tax-Exempt Bond ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
ETF Prospectus [Member] | Vanguard California Tax-Exempt Bond ETF | ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	3.63%